share-based compensation - Restricted share units (Details)	12 Months Ended
	Dec. 31, 2024 EquityInstruments shares	Dec. 31, 2023 EquityInstruments	Dec. 31, 2022 EquityInstruments
Restricted share units
share-based compensation
Nominal value (in number of equity shares) | shares	1
TELUS Corporation restricted share units
share-based compensation
Vesting period	33 months
Outstanding - Non-vested	8,966,017	7,389,882
Restricted share units without market performance conditions share-based compensation
Outstanding - Non-vested	7,452,536	6,198,319	5,581,483
Restricted share units with only service conditions
share-based compensation
Outstanding - Non-vested	6,896,228	5,769,038
Notional subset affected by non-market performance conditions share-based compensation
Outstanding - Non-vested	556,308	429,281
Notional subset affected by relative total shareholder return performance condition share-based compensation
Total customer connection payout weight (as a percent)	75.00%
Outstanding - Non-vested	1,513,481	1,191,563
Restricted share units with total customer connections performance condition share-based compensation
Total customer connection payout weight (as a percent)	25.00%
Restricted share units with total customer connections performance condition | Maximum
share-based compensation
Variable payout (as a percent)	200.00%
Restricted share units with total customer connections performance condition | Minimum
share-based compensation
Variable payout (as a percent)	0.00%
Number of non-vested restricted share units
share-based compensation
Vesting period	48 months